EMPLOYEE BENEFIT PLANS - Change in Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	$ 2,900
Projected benefit obligation, end of year	2,254	$ 2,900
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension plan assets at fair value, beginning of year	2,808
Pension plan assets at fair value, end of year	2,110	2,808
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	6	6	$ 6
Interest cost	57	46	77
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension plan assets at fair value, beginning of year	2,808	2,744
Actual return on plan assets	(515)	259
Benefits paid	(158)	(165)
Annuity purchases	(25)	(30)
Pension plan assets at fair value, end of year	2,110	2,808	2,744
PBO	2,254	2,900
Excess of PBO over pension plan assets, end of year	144	92
Post-retirement Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	466	516
Service cost	2	2	2
Interest cost	10	8	13
Contributions and benefits paid	(20)	(28)
Actuarial (gains)/losses	(109)	(32)
Benefits paid	(20)	(28)
Projected benefit obligation, end of year	349	466	516
Qualified Plan | Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	2,900	3,180
Interest cost	57	45
Actuarial (gains)/losses	(487)	(95)
Benefits paid	(190)	(198)
Settlements	(26)	(32)
Projected benefit obligation, end of year	2,254	2,900	$ 3,180
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension plan assets at fair value, beginning of year	2,805
Pension plan assets at fair value, end of year	$ 2,117	$ 2,805